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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Q Capital, LLC
         ----------------------------------------
Address: 888 San Clemente Drive, Suite 180
         ----------------------------------------
         Newport Beach, California 92660
         ----------------------------------------

         ----------------------------------------

 Form 13F File Number: 28 - 12239
                            ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph S. Schuchert III
          ---------------------------------------
Title:    Managing Director
          ---------------------------------------
Phone:    (949) 720-3000
          ---------------------------------------

Signature, Place, and Date of Signing:


/s/ Joseph S. Schuchert III    Newport Beach, California      August 13, 2008
---------------------------   ---------------------------  ---------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------------

Form 13F Information Table Entry Total: 70
                                        -----------------

Form 13F Information Table Value Total: $ 216,337
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2     COLUMN 3    COLUMN4              COLUMN5       COLUMN6      COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE      SHRS OR   SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF      CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION     MGRS    SOLE    SHARED   NONE
                               CLASS
------------------------------------------------------------------------------------------------------------------------------------
Aercap Holdings                 Comm     N00985106      1798       142392    SH             SOLE        NONE   142392
Allegiant Travel Co             Comm     01748X102       428       23039     SH             SOLE        NONE   23039
Allied World Assurance          Comm     G0219G203       466       11753     SH             SOLE        NONE   11753
Altra Holdings                  Comm     02208R106      11028      656046    SH             SOLE        NONE   656046
American Public Education       Comm     02913V103       494       12659     SH             SOLE        NONE   12659
American Reprographics          Comm     029263100       461       27689     SH             SOLE        NONE   27689
BARE Escentuals                 Comm     067511105       460       24546     SH             SOLE        NONE   24546
Basic Energy                    Comm     06985P100       504       15989     SH             SOLE        NONE   15989
Brookdale Senior Living         Comm     112463104       460       22616     SH             SOLE        NONE   22616
Builders First Source           Comm     12008R107      3300       621408    SH             SOLE        NONE   621408
Burger King Holdings            Comm     121208201       472       17622     SH             SOLE        NONE   17622
CB Richard Ellis Group          Comm     12497T101      9809       510907    SH             SOLE        NONE   510907
Cbeyond Inc                     Comm     149847105      4667       291300    SH             SOLE        NONE   291300
Celanese Corp                   Comm     150870103      5936       130014    SH             SOLE        NONE   130014
Charles River Laboratories      Comm     159864107      2135       33400     SH             SOLE        NONE   33400
China Nepstar                   Comm     16943C109       458       52868     SH             SOLE        NONE   52868
Cinemark Holdings               Comm     17243V102       499       38223     SH             SOLE        NONE   38223
CVR Energy Inc.                 Comm     12662P108      6095       316600    SH             SOLE        NONE   316600


                                                     FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2     COLUMN 3    COLUMN4              COLUMN5       COLUMN6      COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE      SHRS OR   SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF      CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION     MGRS    SOLE    SHARED   NONE
                               CLASS
------------------------------------------------------------------------------------------------------------------------------------
Deltek Inc                      Comm     24784L105       420       55431     SH             SOLE        NONE   55431
Dice Holdings                   Comm     253017107       384       46430     SH             SOLE        NONE   46430
Dominos Pizza                   Comm     25754A201       468       40668     SH             SOLE        NONE   40668
Dresser-Rand Group              Comm     261608103      12816      327771    SH             SOLE        NONE   327771
Dyncorp Int.                    Comm     26817C101      9111       601400    SH             SOLE        NONE   601400
Energy Solutions                Comm     292756202       451       20183     SH             SOLE        NONE   20183
Eurand NV                       Comm     N31010106       472       33026     SH             SOLE        NONE   33026
Exlservice Holdings             Comm     302081104       460       32821     SH             SOLE        NONE   32821
Flagstone Reinsurance Hldg.     Comm     G3529T105       473       40118     SH             SOLE        NONE   40118
FTD Group                       Comm     30267U108       484       36307     SH             SOLE        NONE   36307
Genco Shipping & Trading
Ltd                             Comm     Y2685T107       482        7397     SH             SOLE        NONE    7397
Genpact Ltd                     Comm     G3922B107       492       32966     SH             SOLE        NONE   32966
HHGregg Inc                     Comm     42833L108       429       42948     SH             SOLE        NONE   42948
Innophos Hldg                   Comm     45774N108      7471       233833    SH             SOLE        NONE   233833
Interline Brands Inc            Comm     458743101       492       30903     SH             SOLE        NONE   30903
IPG Photonics                   Comm     44980X109       474       25188     SH             SOLE        NONE   25188
J Crew Group                    Comm     46612H402       488       14796     SH             SOLE        NONE   14796
Kinetic Concepts                Comm     49460W208      4087       102400    SH             SOLE        NONE   102400
Koppers Hldg                    Comm     50060P106      5706       136289    SH             SOLE        NONE   136289


                                                     FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2     COLUMN 3    COLUMN4              COLUMN5       COLUMN6      COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE      SHRS OR   SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF      CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION     MGRS    SOLE    SHARED   NONE
                               CLASS
------------------------------------------------------------------------------------------------------------------------------------
Lululemon Athletica Inc         Comm     550021109       485       16705     SH             SOLE        NONE   16705
Medassets Inc                   Comm     584045108       525       30806     SH             SOLE        NONE   30806
Mercadolibre                    Comm     58733R102       448       12986     SH             SOLE        NONE   12986
Monotype Imaging                Comm     61022P100      3535       290252    SH             SOLE        NONE   290252
Neustar Inc.                    Comm     64126X201      1979       91800     SH             SOLE        NONE   91800
New York & Co Inc               Comm     649295102      13305     1457298    SH             SOLE        NONE  1457298
Nymex Hldg                      Comm     62948N104       455        5391     SH             SOLE        NONE    5391
Orbitz Worldwide                Comm     68557K109      7101      1417400    SH             SOLE        NONE  1417400
Orbitz Worldwide                Comm     68557K109      2004       400000    SH    PUT      SOLE        NONE   400000
Pike Electric Corp              Comm     721283109       497       29918     SH             SOLE        NONE   29918
Polypore Intl                   Comm     73179V103      6842       270110    SH             SOLE        NONE   270110
Prestige Brands Hldg Inc        Comm     74112D101       467       43821     SH             SOLE        NONE   43821
Pros Hldg Inc                   Comm     74346Y103       450       40099     SH             SOLE        NONE   40099
Regency Energy Partners LP      Comm     75885Y107       481       19793     SH             SOLE        NONE   19793
Riskmetrics Group Inc           Comm     767735103       475       24193     SH             SOLE        NONE   24193
Rockwood Hldg                   Comm     774415103       459       13202     SH             SOLE        NONE   13202
RSC Holdings Inc                Comm     74972L102      3493       377205    SH             SOLE        NONE   377205
Seagate Technology              Comm     G7945J104      9630       503400    SH             SOLE        NONE   503400
Seagate Technology              Comm     G7945J104      3348       175000    SH   CALL      SOLE        NONE   175000


                                                     FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2     COLUMN 3    COLUMN4              COLUMN5       COLUMN6      COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE      SHRS OR   SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF      CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION     MGRS    SOLE    SHARED   NONE
                               CLASS
------------------------------------------------------------------------------------------------------------------------------------
Sealy Corp                      Comm     812139301       488       85064     SH             SOLE        NONE   85064
Solera Hldg                     Comm     83421A104       468       16933     SH             SOLE        NONE   16933
Spirit Aerosystems Hldg         Comm     848574109      4671       243530    SH             SOLE        NONE   243530
Syniverse Hldg                  Comm     87163F106       433       26751     SH             SOLE        NONE   26751
Tempur-Pedic Intl               Comm     88023U101      3701       473900    SH             SOLE        NONE   473900
Transdigm Group Inc             Comm     893641100      24528      730220    SH             SOLE        NONE   730220
Validus Hldg                    Comm     G9319H102       364       17114     SH             SOLE        NONE   17114
Verifone Hldg                   Comm     92342Y109      8237       689258    SH             SOLE        NONE   689258
Verifone Hldg                   Comm     92342Y109      2042       170900    SH   CALL      SOLE        NONE   170900
Verso Paper                     Comm     92531L108       312       36897     SH             SOLE        NONE   36897
Warner Chilcott                 Comm     G9435N108      3707       218691    SH             SOLE        NONE   218691
Warner Music Group              Comm     934550104       437       61153     SH             SOLE        NONE   61153
Weight Watchers Intl            Comm     948626106      7920       222400    SH             SOLE        NONE   222400
Weight Watchers Intl            Comm     948626106      7920       222400    SH    PUT      SOLE        NONE   222400

                                       6